Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships	12 Months Ended
Dec. 31, 2020
Mr. Hengfang Li [Member]
Name of Related Party	CEO and Chairman of the Board of Directors
Ms. Hong Ma [Member]
Name of Related Party	Wife of the CEO
Reto International Trading Co. Ltd [Member]
Name of Related Party	The owner of the entity holds more than 5% of the Company's outstanding common stock
Q Green Techcon Private Limited [Member]
Name of Related Party	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd [Member]
Name of Related Party	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd [Member]
Name of Related Party	An entity controlled by the CEO's wife
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. [Member]
Name of Related Party	An entity controlled by the CEO's wife
Hunyuan Baiyang Food Co., Ltd. [Member]
Name of Related Party	An entity controlled by the CEO